Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
NORTHQUEST CAPITAL FUND INC
Average Annual Return [Line Items]
Average Annual Return, Percent	10.96%	12.73%	11.85%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.63%	13.63%